Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	ZLCS
Entity Registrant Name	Zalicus Inc.
Entity Central Index Key	0001135906
Entity Filer Category	Accelerated Filer